Short-Term Investment (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Investment [Abstract]
Schedule of Short-Term Investment	Short-term investment consisted of the following:
	As of December 31,
	2024	2025
	RMB	RMB
Cost	121,549,685	121,549,685
Unrealized gain	8,506,042	8,850,627

Aggregate fair value	130,055,727	130,400,312